Statutory Reserves and Restricted Net Assets - Statement of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
General and administrative expenses	$ (67,513)	$ (71,589)	$ (17,868)
Other operating expenses, net	10,508	9,835	1,071
Total operating expenses	257,609	311,427	131,783
Other non-operating incomes, net	2,904	1,958
Financial income, net	18,546	7,286	3,220
Foreign exchange gain	2,441	(618)	(80)
Loss before income tax expense	(144,295)	(174,934)	(66,706)
Net loss	(146,175)	(175,424)	(66,912)
Net loss attributable to ordinary shareholders	(146,175)	(175,424)	(66,912)
Net loss	(146,175)	(175,424)	(66,912)
Other comprehensive income/(loss)
Foreign currency translation	(14,942)	1,482	2,882
Changes in fair value of long-term investments	(9,493)	357
Total comprehensive loss attributable to Tuya Inc.	(170,610)	(173,585)	(64,030)
Reportable Legal Entities | Parent Company
Operating expenses:
General and administrative expenses	(3,013)	(2,927)	(784)
Share of loss of subsidiaries and VIE	(146,417)	(174,455)	(66,982)
Other operating expenses, net			(7)
Total operating expenses	(149,430)	(177,382)	(67,773)
Other non-operating incomes, net	2,904	1,958
Financial income, net	197		861
Foreign exchange gain	154
Loss before income tax expense	(146,175)	(175,424)	(66,912)
Net loss	(146,175)	(175,424)	(66,912)
Net loss attributable to ordinary shareholders	(146,175)	(175,424)	(66,912)
Net loss	(146,175)	(175,424)	(66,912)
Other comprehensive income/(loss)
Foreign currency translation	(14,942)	1,482	2,882
Changes in fair value of long-term investments	(9,493)	357
Total comprehensive loss attributable to Tuya Inc.	$ (170,610)	$ (173,585)	$ (64,030)